Pension and Other Benefit Programs (Payments Projected Based on Actuarial Assumptions) (Details) - Other Postretirement Benefit Plan, Defined Benefit [Member] $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Anticipated Medicare Subsidy Receipts	$ 11
Defined Benefit Plan Postretirement Benefit Plans Estimated Future Benefit Payment [Abstract]
2014	12
2015	12
2016	12
2017	12
2018	12
Next 5 years	$ 63